Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Expected Useful Lives	The expected useful lives are as follows:

• Buildings and equipment (not used for production)	2–50 years

• Plant and equipment (smelting operations)	3–30 years